REVENUE - Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,095,939	$ 1,780,243	$ 1,297,078
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,654,280	1,475,848	1,062,171
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	383,867	273,344	218,846
Licenses, resales and others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 57,792	$ 31,051	$ 16,061